Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schdule of cash and cash equivalents
(a)	This caption was made up as follows:

	2018	2017
	S/(000)	S/(000)

Cash on hand	152	1,088
Cash at banks (b)	18,821	24,128
Short-term deposits (c)	30,094	24,000

	49,067	49,216

(b)	Cash at banks is denominated in local and foreign currencies, is deposited in local and foreign banks and is freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	As of December 31, 2018 and 2017, the short-term deposits held in local banks were freely available and earned interest at the respective short-term deposits rates. These short-term deposits, with original maturities of less than three months, were collected in January and February 2019 and January 2018, respectively.

As of December 31, 2018 and 2017, these term deposits generated interest for approximately S/1,111,000 and S/1,342,000, respectively, see note 24; of which S/164,000 and S/159,000 are still pending collection as of December 31, 2018 and 2017, respectively, see note 7 (a).